Equity (Tables)	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
Schedule of Stock-Based Compensation Expenses	Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”), performance-based restricted share units (”PSUs”) and Employee Share Purchase Plan ("ESPP") were allocated as follows:
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
	U.S $ in thousands		U.S $ in thousands
Cost of revenues	$999	$1,080	$1,931	$1,980
Research and development, net	1,867	1,606	3,956	3,392
Selling, general and administrative	5,156	6,145	10,376	11,992
Total stock-based compensation expenses	$8,022	$8,831	$16,263	$17,364

Schedule of Stock Option Activity	A summary of the Company’s stock option activity for the six months ended June 30, 2023 is as follows:
	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2023	1,619,559	27.62
Granted	-	-
Exercised	(2,429)	3.56
Forfeited	(205,478)	64.78
Options outstanding as of June 30, 2023	1,411,652	22.25
Options exercisable as of June 30, 2023	1,084,689	24.18

Schedule of RSUs and PSUs Activity	A summary of the Company’s RSUs and PSUs activity for the six months ended June 30, 2023 is as follows:
	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2023	3,496,099	23.98
Granted	1,784,752	13.26
Vested	(1,262,954)	24.37
Forfeited	(201,832)	24.15
Unvested as of June 30, 2023	3,816,065	18.83

Schedule of Accumulated Other Comprehensive Income (loss), Net of Taxes	The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2023 and 2022, respectively:
	Six Months Ended June 30, 2023
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive income (loss) before reclassifications	(2,708)	1,834	(874)
Amounts reclassified from accumulated other comprehensive loss	1,021	-	1,021
Other comprehensive loss	(1,687)	1,834	147
Balance as of June 30, 2023	$(1,986)	$(10,685)	$(12,671)
	Six Months Ended June 30, 2022
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2022	$1,572	$(10,343)	$(8,771)
Other comprehensive income before reclassifications	(1,049)	(3,491)	(4,540)
Amounts reclassified from accumulated other comprehensive loss	(43)	-	(43)
Other comprehensive income	(1,092)	(3,491)	(4,583)
Balance as of June 30, 2022	$480	$(13,834)	$(13,354)